Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)	Common Stock	Additional Paid in Capital	Subscription Receivable	Statutory Reserve	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balance at Sep. 30, 2020	$ 50,000	$ 3,679,000		$ 2,439,535	$ 13,738,979	$ 895,390	$ 20,802,904
Balance (in Shares) at Sep. 30, 2020	16,000,000
Issuance of ordinary shares in initial public offerings, net	$ 15,625	21,747,532					21,763,157
Issuance of ordinary shares in initial public offerings, net (in Shares)	5,000,000
Issuance of additional shares under over allotment option in initial public offerings, net	$ 2,344	3,747,656	(3,571,241)				178,759
Issuance of additional shares under over allotment option in initial public offerings, net (in Shares)	750,000
Net income					7,147,798		7,147,798
Foreign currency translation adjustment						797,643	797,643
Balance at Mar. 31, 2021	$ 67,969	29,174,188	(3,571,241)	2,439,535	20,886,777	1,693,033	50,690,261
Balance (in Shares) at Mar. 31, 2021	21,750,000
Balance at Sep. 30, 2021	$ 67,969	29,279,159		2,439,535	25,058,931	2,088,759	58,934,353
Balance (in Shares) at Sep. 30, 2021	21,750,000
Net income					1,731,735		1,731,735
Foreign currency translation adjustment						492,194	492,194
Balance at Mar. 31, 2022	$ 67,969	$ 29,279,159		$ 2,439,535	$ 26,790,666	$ 2,580,953	$ 61,158,282
Balance (in Shares) at Mar. 31, 2022	21,750,000